Litigation And Environmental Matters	12 Months Ended
Dec. 31, 2011
Litigation And Environmental Matters [Abstract]
Litigation And Environmental Matters

22- Litigation and Environmental Matters

The Company is party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. For instance, we recently determined that various Applied Materials patents licensed under the 1998 Settlement Agreement with Applied had expired. Accordingly, as of the third quarter of 2011, we ceased paying such royalties and believe we have overpaid prior related royalties.2010 Applied disagrees and requests we pay royalties through 2013. This matter is being addressed in accordance with the resolution procedures provided in the agreement. Although the ultimate disposition of legal proceedings (including the royalty discussions with Applied Materials) cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which is pending or threatened, either individually or on a combined basis, will not have a material effect on the financial position of the Company, its cash flows and result of operations.